NEW ACCOUNTING PRONOUNCEMENTS ASU 2014-09 (Details) - Accounting Standards Update 2014-09 [Member] $ in Millions	Oct. 31, 2018 USD ($)
Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 70
Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 80